Schedule III - Real Estate and Accumulated Depreciation (Narratives) (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012
Real Estate And Accumulated Depreciation
Real Estate Federal Income Tax Basis	$ 2.3